SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024
SHARE CAPITAL
Explanation of fact that shares have no par value		The Company has an unlimited number of common shares without par value authorized for issue.
Percentage of share repurchase program	5.00%
Repurchase of common shares acquired and cancelled		7,433,015
Average cost		$ 4.59
Total cost		$ 34,128